SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS Subsequent events and transactions have been evaluated through the date the financial statements were issued, and are incorporated herein as applicable.